PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMON STOCK : 62.4%
Communication Services : 4.6%
101,298
(1)
Alphabet, Inc. - Class A
$ 15,288,907
1.5
117,492  Comcast Corp. - Class
A
5,093,278
0.5
15,999  Meta Platforms, Inc.
- Class A
7,768,795
0.7
62,274
T-Mobile US, Inc.
10,164,362
1.0
78,809
Walt Disney Co.
9,643,069
0.9
47,958,411
4.6
Consumer Discretionary : 3.9%
80,967
(1)
Amazon.com, Inc.
14,604,827
1.4
185,610
General Motors Co.
8,417,414
0.8
43,498
Genuine Parts Co.
6,739,145
0.7
119,756  Las Vegas Sands
Corp.
6,191,385
0.6
45,540
TJX Cos., Inc.
4,618,667
0.4
40,571,438
3.9
Consumer Staples : 3.1%
184,581
Kraft Heinz Co.
6,811,039
0.7
113,487  Philip Morris
International, Inc.
10,397,679
1.0
106,337
Sysco Corp.
8,632,438
0.8
125,184
(1)
US Foods Holding
Corp.
6,756,180
0.6
32,597,336
3.1
Energy : 5.7%
62,495
Chevron Corp.
9,857,961
0.9
122,220
ConocoPhillips
15,556,162
1.5
133,163
Exxon Mobil Corp.
15,478,867
1.5
34,953
Phillips 66
5,709,223
0.6
191,575
Shell PLC
6,356,354
0.6
178,429
Suncor Energy, Inc.
6,584,966
0.6
59,543,533
5.7
Financials : 14.3%
45,504
Allstate Corp.
7,872,647
0.8
27,754
American Express Co.
6,319,308
0.6
168,420  American International
Group, Inc.
13,165,391
1.3
575,747
Bank of America Corp.
21,832,326
2.1
122,431
Charles Schwab Corp.
8,856,659
0.8
237,418  Citizens Financial
Group, Inc.
8,615,899
0.8
72,219
(1)
Fiserv, Inc.
11,542,041
1.1
26,797  Goldman Sachs
Group, Inc.
11,192,839
1.1
104,268
KKR & Co., Inc.
10,487,276
1.0
63,424  PNC Financial
Services Group, Inc.
10,249,318
1.0
466,462
Wells Fargo & Co.
27,036,138
2.6
42,146  Willis Towers Watson
PLC
11,590,150
1.1
148,759,992
14.3
Health Care : 9.6%
172,188  Bristol-Myers Squibb
Co.
9,337,755
0.9
94,248
(1)
Centene Corp.
7,396,583
0.7
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,762
Cigna Group
$ 7,177,361
0.7
79,860
CVS Health Corp.
6,369,634
0.6
9,074
Elevance Health, Inc.
4,705,232
0.4
54,982  GE HealthCare
Technologies, Inc.
4,998,414
0.5
254,236
GSK PLC
5,458,540
0.5
15,492
Humana, Inc.
5,371,386
0.5
77,518
Johnson & Johnson
12,262,572
1.2
121,816
Medtronic PLC
10,616,264
1.0
58,765
Merck & Co., Inc.
7,754,042
0.7
177,966
Pfizer, Inc.
4,938,556
0.5
93,597
Sanofi
9,105,566
0.9
26,310  Universal Health
Services, Inc. - Class B
4,800,523
0.5
100,292,428
9.6
Industrials : 8.9%
221,015
CSX Corp.
8,193,026
0.8
60,013
Emerson Electric Co.
6,806,674
0.6
31,990
FedEx Corp.
9,268,783
0.9
47,720
Ferguson PLC
10,423,480
1.0
34,866  JB Hunt Transport
Services, Inc.
6,947,051
0.7
191,363  Johnson Controls
International PLC
12,499,831
1.2
18,952
Norfolk Southern Corp.
4,830,296
0.5
20,624
Parker-Hannifin Corp.
11,462,613
1.1
105,572  Raytheon Technologies
Corp.
10,296,437
1.0
58,016  Stanley Black &
Decker, Inc.
5,681,507
0.5
63,797
Textron, Inc.
6,120,046
0.6
92,529,744
8.9
Information Technology : 7.0%
162,024
Cisco Systems, Inc.
8,086,618
0.8
101,205  Cognizant Technology
Solutions Corp. - Class
A
7,417,315
0.7
198,096
Intel Corp.
8,749,900
0.8
6,848
Lam Research Corp.
6,653,311
0.6
79,089  Micron Technology,
Inc.
9,323,802
0.9
28,421  NXP Semiconductors
NV
7,041,871
0.7
75,510
Oracle Corp.
9,484,811
0.9
28,502
Salesforce, Inc.
8,584,233
0.8
41,522
TE Connectivity Ltd.
6,030,655
0.6
4,951
(1)
Zebra Technologies
Corp. - Class A
1,492,430
0.2
72,864,946
7.0
Materials : 2.1%
267,843
Barrick Gold Corp.
4,456,907
0.4
88,810
Corteva, Inc.
5,121,673
0.5
90,549  DuPont de Nemours,
Inc.
6,942,392
0.7
34,220
PPG Industries, Inc.
4,958,478
0.5
21,479,450
2.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1.4%
148,600
(1)
CBRE Group, Inc.
- Class A
$ 14,449,864
1.4
Utilities : 1.8%
73,174  American Electric
Power Co., Inc.
6,300,281
0.6
139,450
FirstEnergy Corp.
5,385,559
0.5
273,700
PPL Corp.
7,534,961
0.7
19,220,801
1.8
Total Common Stock
(Cost $500,827,963)
650,267,943
62.4
CONVERTIBLE BONDS/NOTES : 8.8%
Communications : 2.7%
5,066,000
(2)
Airbnb, Inc., 3.640%,
03/15/2026 4,723,657
0.5
2,761,000  Cable One, Inc.,
1.125%,
03/15/2028 2,086,212
0.2
5,339,000
(2)
Cable One, Inc.,
6.990%,
03/15/2026 4,676,964
0.4
3,035,000
(3)
Liberty Broadband
Corp., 3.125%,
03/31/2053 2,887,195
0.3
2,950,000  Liberty Latin America
Ltd., 2.000%,
07/15/2024 2,877,725
0.3
1,788,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 1,837,466
0.2
1,577,000
(3)
Match Group
Financeco 2, Inc.,
0.875%,
06/15/2026 1,443,927
0.1
1,560,000
(3)
Match Group
Financeco 3, Inc.,
2.000%,
01/15/2030 1,345,569
0.1
3,298,000  Shopify, Inc., 0.125%,
11/01/2025 3,139,696
0.3
3,226,000
(4)
Snap, Inc., 0.750%,
08/01/2026 3,102,606
0.3
28,121,017
2.7
Consumer, Non-cyclical : 2.6%
3,300,000  Alnylam
Pharmaceuticals, Inc.,
1.000%,
09/15/2027 3,118,089
0.3
4,428,000  Block, Inc., 0.125%,
03/01/2025 4,544,235
0.4
2,137,000
(3)
Global Payments, Inc.,
1.500%,
03/01/2031 2,269,494
0.2
4,845,000
(4)
Halozyme
Therapeutics, Inc.,
0.250%,
03/01/2027 4,311,312
0.4
4,310,000
(4)
Integra LifeSciences
Holdings Corp.,
0.500%,
08/15/2025 4,122,944
0.4
2,734,000  Jazz Investments
I Ltd., 2.000%,
06/15/2026 2,721,389
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,305,000
(3)
Merit Medical
Systems, Inc., 3.000%,
02/01/2029 $ 1,427,017
0.2
620,000  Neurocrine
Biosciences, Inc.,
2.250%,
05/15/2024 1,124,570
0.1
3,240,000
(4)
Pacira BioSciences,
Inc., 0.750%,
08/01/2025 3,086,100
0.3
26,725,150
2.6
Energy : 0.2%
1,995,000  Northern Oil and
Gas, Inc., 3.625%,
04/15/2029 2,436,394
0.2
Financials : 0.2%
1,576,000
(3)(4)
Welltower OP LLC,
2.750%,
05/15/2028 1,762,126
0.2
Industrials : 0.3%
3,162,000  John Bean
Technologies Corp.,
0.250%,
05/15/2026 2,946,351
0.3
Technology : 1.9%
5,205,000
(2)
Dropbox, Inc., 2.540%,
03/01/2026 4,960,365
0.5
6,383,000
(4)
Microchip Technology,
Inc., 0.125%,
11/15/2024 6,804,278
0.7
7,770,000  Splunk, Inc., 1.125%,
06/15/2027 7,787,871
0.7
19,552,514
1.9
Utilities : 0.9%
4,887,000
(3)
FirstEnergy Corp.,
4.000%,
05/01/2026 4,863,787
0.5
4,988,000  PPL Capital Funding,
Inc., 2.875%,
03/15/2028 4,792,221
0.4
9,656,008
0.9
Total Convertible
Bonds/Notes
(Cost $90,536,876)
91,199,560
8.8
CORPORATE BONDS/NOTES : 12.7%
Basic Materials : 0.1%
195,000  International Paper
Co., 6.000%,
11/15/2041 202,226
0.0
441,000
(3)
LYB Finance Co. BV,
8.100%,
03/15/2027 469,432
0.1
150,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 163,736
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
211,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 $ 184,593
0.0
1,019,987
0.1
Communications : 1.4%
1,602,000  Amazon.com, Inc.,
2.875%,
05/12/2041 1,220,139
0.1
455,000  America Movil SAB
de CV, 4.375%,
07/16/2042 395,850
0.0
334,000  AT&T, Inc., 3.550%,
09/15/2055 233,731
0.0
533,000  AT&T, Inc., 4.300%,
02/15/2030 512,381
0.1
559,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.908%,
07/23/2025 552,348
0.1
305,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 313,313
0.0
171,000  Comcast Corp.,
2.887%,
11/01/2051 111,091
0.0
283,000  Comcast Corp.,
2.937%,
11/01/2056 178,334
0.0
1,119,000  Comcast Corp.,
3.150%,
03/01/2026 1,083,911
0.1
910,000  Comcast Corp.,
3.900%,
03/01/2038 793,563
0.1
1,055,000  Comcast Corp.,
4.150%,
10/15/2028 1,030,074
0.1
188,000
(3)
Cox Communications,
Inc., 2.950%,
10/01/2050 116,161
0.0
373,000  Discovery
Communications LLC,
4.900%,
03/11/2026 369,467
0.0
1,307,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 1,382,423
0.1
559,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 543,077
0.1
910,000  Rogers
Communications, Inc.,
4.300%,
02/15/2048 744,668
0.1
415,000  Rogers
Communications, Inc.,
4.500%,
03/15/2043 359,266
0.0
367,500
(3)
Sprint Spectrum Co
LLC / Sprint Spectrum
Co II LLC / Sprint
Spectrum Co. III LLC,
4.738%,
09/20/2029 365,537
0.0
860,000  Telefonica Emisiones
SA, 5.213%,
03/08/2047 791,841
0.1
1,025,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 862,503
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
714,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 $ 506,885
0.1
284,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 303,784
0.0
373,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 359,737
0.0
1,305,000  Verizon
Communications, Inc.,
3.376%,
02/15/2025 1,281,621
0.1
539,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 421,538
0.1
14,833,243
1.4
Consumer, Cyclical : 1.1%
398,751  American Airlines Pass
Through Trust 2014-1,
A, 3.700%,
04/01/2028 382,944
0.0
1,705,000  Dollar General Corp.,
4.250%,
09/20/2024 1,692,917
0.2
563,000  General Motors Co.,
6.600%,
04/01/2036 599,006
0.1
713,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 711,122
0.1
1,800,000  Home Depot, Inc.,
5.125%,
04/30/2025 1,799,839
0.2
546,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 483,904
0.0
473,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 387,942
0.0
740,000  Starbucks Corp.,
3.550%,
08/15/2029 699,144
0.1
193,281  United Airlines Pass
Through Trust 2012-1,
A, 4.150%,
10/11/2025 193,126
0.0
465,663  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 451,534
0.0
440,859  United Airlines
Pass Through Trust
2018-1, AA, 3.500%,
09/01/2031 405,914
0.0
737,000  Walgreens Boots
Alliance, Inc., 4.500%,
11/18/2034 656,804
0.1
1,640,000
(4)
Warnermedia
Holdings, Inc., 3.788%,
03/15/2025 1,609,934
0.1
796,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 684,538
0.1
989,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 821,508
0.1
11,580,176
1.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 1.6%
1,299,000  AbbVie, Inc., 4.050%,
11/21/2039 $ 1,157,366
0.1
1,137,000  AbbVie, Inc., 4.500%,
05/14/2035 1,093,678
0.1
185,000  AbbVie, Inc., 4.850%,
06/15/2044 176,850
0.0
1,273,000  Altria Group, Inc.,
5.800%,
02/14/2039 1,290,806
0.1
695,000  Amgen, Inc., 5.250%,
03/02/2025 693,085
0.1
1,475,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 1,426,785
0.1
216,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 205,401
0.0
498,000
(3)
Bayer US Finance
II LLC, 4.375%,
12/15/2028 468,988
0.1
274,000
(3)
Bayer US Finance
LLC, 6.875%,
11/21/2053 281,347
0.0
218,000  Becton Dickinson
& Co., 4.875%,
05/15/2044 190,132
0.0
654,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 579,888
0.1
522,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 588,424
0.1
107,000  Cigna Group, 4.800%,
08/15/2038 100,578
0.0
620,000  CVS Health Corp.,
3.375%,
08/12/2024 614,927
0.1
282,372  CVS Pass-Through
Trust, 6.036%,
12/10/2028 285,208
0.0
80,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 90,518
0.0
300,000  Haleon US Capital
LLC, 4.000%,
03/24/2052 242,455
0.0
1,232,000
(3)
Heineken NV, 3.500%,
01/29/2028 1,178,054
0.1
240,000
(4)
Ingredion, Inc.,
6.625%,
04/15/2037 260,857
0.0
619,000  Kenvue, Inc., 5.050%,
03/22/2053 606,684
0.1
92,000  Mead Johnson
Nutrition Co., 4.125%,
11/15/2025 90,289
0.0
413,000  Medtronic, Inc.,
4.375%,
03/15/2035 395,166
0.0
513,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 429,118
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,055,000  Philip Morris
International, Inc.,
3.250%,
11/10/2024 $ 1,040,935
0.1
820,000  Philip Morris
International, Inc.,
4.875%,
11/15/2043 749,958
0.1
845,000  Sysco Corp., 3.750%,
10/01/2025 824,406
0.1
1,930,000  Thermo Fisher
Scientific, Inc.,
1.215%,
10/18/2024 1,885,749
0.2
155,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 127,819
0.0
79,000  Zoetis, Inc., 4.700%,
02/01/2043 72,390
0.0
17,147,861
1.6
Energy : 1.2%
927,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 619,385
0.1
612,000
(3)
Cameron LNG LLC,
3.701%,
01/15/2039 509,763
0.0
978,000  Chevron Corp.,
2.954%,
05/16/2026 941,967
0.1
392,000  ConocoPhillips Co.,
4.150%,
11/15/2034 362,182
0.0
570,000  Energy Transfer L.P.,
4.900%,
03/15/2035 539,272
0.0
723,000  Energy Transfer L.P.,
5.000%,
05/15/2050 634,820
0.1
835,000  Energy Transfer L.P.,
5.300%,
04/01/2044 768,365
0.1
423,000  Energy Transfer L.P.,
6.400%,
12/01/2030 446,805
0.0
833,000  Enterprise Products
Operating LLC,
4.250%,
02/15/2048 713,672
0.1
564,000  Exxon Mobil Corp.,
2.709%,
03/06/2025 551,676
0.1
1,128,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 1,093,060
0.1
902,000  Kinder Morgan, Inc.,
4.300%,
06/01/2025 889,441
0.1
700,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 688,693
0.1
973,000  MPLX L.P., 4.500%,
04/15/2038 864,495
0.1
1,128,000  Shell International
Finance BV, 3.250%,
05/11/2025 1,106,020
0.1
858,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 728,607
0.1
215,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 238,633
0.0
507,000
(4)
Valero Energy Corp.,
4.000%,
06/01/2052 390,690
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
499,000  Williams Cos., Inc.,
5.400%,
03/02/2026 $ 500,521
0.0
12,588,067
1.2
Financial : 0.2%
879,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 868,386
0.1
1,086,000
(3)
GA Global Funding
Trust, 1.625%,
01/15/2026 1,090,888
0.1
212,000
(3)
Global Atlantic Fin Co.,
6.750%,
03/15/2054 217,670
0.0
2,176,944
0.2
Financials : 4.3%
391,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.850%,
10/29/2041 309,884
0.0
1,870,000  Air Lease Corp.,
4.250%,
09/15/2024 1,857,277
0.2
410,000  Allstate Corp., 3.280%,
12/15/2026 391,143
0.0
393,000
(4)
American Equity
Investment Life
Holding Co., 5.000%,
06/15/2027 382,948
0.0
2,380,000  American Express Co.,
3.375%,
05/03/2024 2,374,979
0.2
543,000
(4)
American Express Co.,
3.625%,
12/05/2024 536,207
0.1
831,000  American Tower Corp.,
1.600%,
04/15/2026 771,990
0.1
440,000
(3)
Apollo Management
Holdings L.P., 4.000%,
05/30/2024 438,721
0.0
285,000
(3)
Athene Global
Funding, 2.750%,
06/25/2024 282,920
0.0
1,095,000
(3)
Aviation Capital
Group LLC, 4.875%,
10/01/2025 1,075,319
0.1
834,000
(5)
Bank of America Corp.,
2.572%,
10/20/2032 692,187
0.1
720,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 682,776
0.1
725,000
(3)
BBVA Bancomer
SA/Texas, 4.375%,
04/10/2024 725,435
0.1
1,281,000  BlackRock, Inc.,
4.750%,
05/25/2033 1,274,841
0.1
1,760,000  Brighthouse Financial,
Inc., 3.850%,
12/22/2051 1,157,570
0.1
765,000  Brookfield Corp.,
4.000%,
01/15/2025 755,244
0.1
630,000
(5)
Citigroup, Inc.,
3.668%,
07/24/2028 598,995
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
1,930,000  Citigroup, Inc.,
4.000%,
08/05/2024 $ 1,919,487
0.2
520,000  Citigroup, Inc.,
4.750%,
05/18/2046 462,097
0.0
260,000  Citigroup, Inc.,
5.300%,
05/06/2044 252,797
0.0
560,000  Citigroup, Inc.,
6.675%,
09/13/2043 628,355
0.1
1,348,000  Crown Castle, Inc.,
2.500%,
07/15/2031 1,116,102
0.1
60,000  Crown Castle, Inc.,
4.750%,
05/15/2047 51,710
0.0
1,013,000
(4)
CubeSmart L.P.,
2.500%,
02/15/2032 827,660
0.1
2,088,000
(3)
Delaware Life Global
Funding 21-1,
2.662%,
06/29/2026 1,957,968
0.2
2,275,000  EPR Properties,
4.750%,
12/15/2026 2,203,272
0.2
587,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 564,202
0.1
346,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 352,454
0.0
307,000
(5)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 220,963
0.0
820,000  Goldman Sachs
Group, Inc., 4.250%,
10/21/2025 804,959
0.1
755,000
(3)
Guardian Life Global
Funding, 2.900%,
05/06/2024 753,138
0.1
1,790,000
(5)
HSBC Holdings PLC,
2.633%,
11/07/2025 1,755,131
0.2
550,000  JPMorgan Chase
& Co., 3.200%,
06/15/2026 529,417
0.1
1,270,000
(5)
JPMorgan Chase
& Co., 3.509%,
01/23/2029 1,201,667
0.1
1,270,000
(5)
JPMorgan Chase
& Co., 3.897%,
01/23/2049 1,035,835
0.1
675,000
(5)
JPMorgan Chase
& Co., 4.260%,
02/22/2048 583,168
0.1
1,210,000  Kimco Realty OP LLC,
3.200%,
04/01/2032 1,043,311
0.1
443,000
(3)
KKR Group Finance
Co. III LLC, 5.125%,
06/01/2044 409,568
0.0
1,059,000
(3)
KKR Group Finance
Co. XII LLC, 4.850%,
05/17/2032 1,023,981
0.1
950,000
(3)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 693,077
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
285,000  Markel Group, Inc.,
5.000%,
03/30/2043 $ 259,611
0.0
525,000  Markel Group, Inc.,
5.000%,
05/20/2049 477,857
0.0
1,040,000  Morgan Stanley,
GMTN, 4.000%,
07/23/2025 1,023,166
0.1
159,000  Nasdaq, Inc., 5.950%,
08/15/2053 167,675
0.0
1,000,000
(3)
Nationwide Financial
Services, Inc., 5.300%,
11/18/2044 920,662
0.1
1,166,000
(3)
Pacific Life Global
Funding II, 5.500%,
08/28/2026 1,175,991
0.1
590,000
(4)
PartnerRe Finance
B LLC, 3.700%,
07/02/2029 564,147
0.1
755,000  PNC Financial
Services Group, Inc.,
3.450%,
04/23/2029 704,418
0.1
397,000
(5)
PNC Financial
Services Group, Inc.,
6.875%,
10/20/2034 434,953
0.0
200,000  Regency Centers L.P.,
2.950%,
09/15/2029 179,151
0.0
300,000  Regency Centers L.P.,
4.650%,
03/15/2049 259,203
0.0
670,000  Synchrony Financial,
3.950%,
12/01/2027 627,248
0.1
445,000  Travelers Cos., Inc.,
4.600%,
08/01/2043 413,605
0.0
585,000
(3)
UBS Group AG,
4.125%,
04/15/2026 569,662
0.1
410,000  US Bancorp, MTN,
3.100%,
04/27/2026 393,346
0.0
965,000  Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 941,478
0.1
470,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 457,641
0.0
300,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 262,427
0.0
315,000  Willis North America,
Inc., 3.600%,
05/15/2024 314,075
0.0
44,845,071
4.3
Industrial : 0.1%
265,000
(3)
BAE Systems PLC,
5.500%,
03/26/2054 267,889
0.0
393,000  Carrier Global Corp.,
6.200%,
03/15/2054 433,070
0.0
488,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 482,933
0.1
1,183,892
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrials : 1.0%
970,000  Avnet, Inc., 4.625%,
04/15/2026 $ 955,624
0.1
1,585,000  Boeing Co., 5.805%,
05/01/2050 1,501,085
0.2
381,000  Canadian Pacific
Railway Co., 3.000%,
12/02/2041 325,446
0.0
295,000  FedEx Corp., 4.900%,
01/15/2034 291,868
0.0
1,398,000  Honeywell
International, Inc.,
4.500%,
01/15/2034 1,359,741
0.1
1,295,000  Lockheed Martin Corp.,
3.550%,
01/15/2026 1,264,714
0.1
500,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 422,429
0.1
459,000  Norfolk Southern
Corp., 3.400%,
11/01/2049 338,714
0.0
446,000  Norfolk Southern
Corp., 5.350%,
08/01/2054 443,087
0.1
345,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 311,925
0.0
262,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 211,624
0.0
545,000  RTX Corp., 6.400%,
03/15/2054 617,121
0.1
970,000  Union Pacific Corp.,
3.200%,
05/20/2041 756,697
0.1
375,000  Union Pacific Corp.,
3.839%,
03/20/2060 288,391
0.0
730,000  Union Pacific Corp.,
4.150%,
01/15/2045 597,993
0.1
330,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 255,909
0.0
9,942,368
1.0
Technology : 1.1%
435,000  Apple, Inc., 3.350%,
02/09/2027 420,427
0.0
1,030,000
(3)
Broadcom, Inc.,
3.469%,
04/15/2034 882,978
0.1
754,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 764,006
0.1
4,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 5,179
0.0
1,972,000
(4)
Envestnet, Inc.,
2.625%,
12/01/2027 2,093,278
0.2
170,000  Fiserv, Inc., 2.750%,
07/01/2024 168,745
0.0
1,152,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 1,039,253
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
170,000  Micron Technology,
Inc., 3.366%,
11/01/2041 $ 126,400
0.0
200,000  Micron Technology,
Inc., 4.663%,
02/15/2030 195,448
0.0
649,000  Microsoft Corp.,
3.500%,
02/12/2035 598,056
0.1
795,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 795,565
0.1
985,000  Oracle Corp., 3.600%,
04/01/2040 777,127
0.1
1,000,000  Salesforce, Inc.,
2.700%,
07/15/2041 724,320
0.1
341,000  Take-Two Interactive
Software, Inc., 3.700%,
04/14/2027 327,235
0.0
285,000  Texas Instruments,
Inc., 2.625%,
05/15/2024 283,990
0.0
1,441,000  VMware, Inc., 1.000%,
08/15/2024 1,415,870
0.1
502,000  Workday, Inc., 3.500%,
04/01/2027 480,819
0.1
11,098,696
1.1
Utilities : 0.6%
262,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 288,470
0.0
620,000
(3)
Electricite de
France SA, 4.875%,
01/22/2044 547,426
0.1
345,000  Georgia Power Co. B,
3.700%,
01/30/2050 266,140
0.0
989,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 841,345
0.1
703,000  NextEra Energy
Capital Holdings, Inc.,
3.550%,
05/01/2027 670,821
0.1
1,390,000  NextEra Energy
Capital Holdings, Inc.,
5.749%,
09/01/2025 1,396,428
0.1
760,000  NiSource, Inc.,
4.375%,
05/15/2047 637,630
0.1
605,000  Oglethorpe Power
Corp., 4.550%,
06/01/2044 502,704
0.0
667,000  Sempra, 3.800%,
02/01/2038 555,176
0.1
274,000  Xcel Energy, Inc.,
3.500%,
12/01/2049 190,166
0.0
5,896,306
0.6
Total Corporate Bonds/
Notes
(Cost $141,895,533)
132,312,611
12.7
Principal
Amount† Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 2.0%
Financials : 2.0%
5,678,000
(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 3 Common
Stocks), 0.500%,
04/11/2028 $ 6,924,889
0.7
5,900,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (3.730)%,
07/19/2029 7,218,650
0.7
5,893,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (1.540)%,
07/30/2029 6,401,566
0.6
20,545,105
2.0
Total Equity-Linked
Notes
(Cost $17,585,351)
20,545,105
2.0
MUNICIPAL BONDS : 0.0%
Georgia : 0.0%
310,000  Municipal Electric
Authority of Georgia,
6.655%,
04/01/2057 358,219
0.0
Total Municipal Bonds
(Cost $310,000)
358,219
0.0
PREFERRED STOCK : 1.0%
Energy : 0.6%
140,612
(7)
El Paso Energy Capital
Trust I
6,743,752
0.6
Financials : 0.4%
75,900
AMG Capital Trust II
3,925,548
0.4
Total Preferred Stock
(Cost $10,747,296)
10,669,300
1.0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.1%
Federal National Mortgage Association : 0.1%
(8)
915,000
(8)
6.625
%,
11/15/2030 1,033,276
0.1
Total U.S. Government
Agency Obligations
(Cost $982,933)
1,033,276
0.1
U.S. TREASURY OBLIGATIONS : 8.2%
United States Treasury Bonds : 0.7%

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Bonds: (continued)
425,000
(4)
4.500
%,
02/15/2036 $ 442,249
0.0
5,956,700
(4)
4.500
%,
02/15/2044 5,991,137
0.6
469,900
4.750
%,
11/15/2053 501,728
0.1
6,935,114
0.7
United States Treasury Notes : 7.5%
674,900
4.000
%,
02/15/2034 663,828
0.1
31,371,000
4.250
%,
03/15/2027 31,228,850
3.0
18,839,200
(4)
4.250
%,
02/28/2029 18,867,165
1.8
14,053,000
4.250
%,
02/28/2031 14,080,447
1.3
13,849,000
(4)
4.625
%,
02/28/2026 13,838,721
1.3
78,679,011
7.5
Total U.S. Treasury
Obligations
(Cost $85,541,076)
85,614,125
8.2
Total Long-Term
Investments
(Cost $848,427,028)
992,000,139
95.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 9.3%
Repurchase Agreements : 4.2%
7,698,121
(9)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase
Amount $7,702,702,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$7,852,083, due
10/01/27-01/01/57)
7,698,121
0.7
11,900,592
(9)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase Amount
$11,907,595,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$12,138,604, due
12/24/26-02/20/74)
11,900,592
1.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,886,599
(9)
Mirae Asset
Securities (USA)
Inc., Repurchase
Agreement dated
03/28/2024, 5.380%,
due 04/01/2024
(Repurchase
Amount $5,890,070,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$6,007,920, due
04/30/24-04/20/73)
$ 5,886,599
0.6
6,891,872
(9)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $6,895,898,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$7,029,709, due
04/04/24-03/01/54)
6,891,872
0.7
12,020,800
(9)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase Amount
$12,027,914,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$12,265,825, due
04/15/25-02/15/53)
12,020,800
1.1
Total Repurchase
Agreements
(Cost $44,397,984)
44,397,984
4.2
Time Deposits : 0.6%
1,230,000
(9)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $1,230,000)
1,230,000
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
1,090,000
(9)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $1,090,000)
$ 1,090,000
0.1
1,210,000
(9)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $1,210,000)
1,210,000
0.1
1,230,000
(9)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $1,230,000)
1,230,000
0.1
1,140,000
(9)
Societe Generale,
5.310
%,
04/01/2024
(Cost $1,140,000)
1,140,000
0.1
Total Time Deposits
(Cost $5,900,000)
5,900,000
0.6
U.S. Treasury Obligations : 0.0%
110,000
(2)
United States
Treasury Bill,
5.060
%,
04/18/2024
(Cost $109,738)
109,726
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.5%
46,863,398
(10)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $46,863,398) $ 46,863,398 4.5
Total Short-Term
Investments
(Cost $97,271,120)
97,271,108
9.3
Total Investments in
Securities
(Cost $945,698,148) $ 1,089,271,247 104.5
Liabilities in Excess
of Other Assets (46,832,659) (4.5)
Net Assets $ 1,042,438,588 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2024.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Security, or a portion of the security, is on loan.
(5)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Preferred Stock may be called prior to convertible date.
(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 47,958,411 $ — $ — $ 47,958,411
Consumer Discretionary 40,571,438 — — 40,571,438
Consumer Staples 32,597,336 — — 32,597,336
Energy 53,187,179 6,356,354 — 59,543,533
Financials 148,759,992 — — 148,759,992
Health Care 85,728,322 14,564,106 — 100,292,428
Industrials 92,529,744 — — 92,529,744
Information Technology 72,864,946 — — 72,864,946
Materials 21,479,450 — — 21,479,450
Real Estate 14,449,864 — — 14,449,864
Utilities 19,220,801 — — 19,220,801
Total Common Stock 629,347,483 20,920,460 — 650,267,943
Convertible Bonds/Notes — 91,199,560 — 91,199,560
Corporate Bonds/Notes — 132,312,611 — 132,312,611
Equity-Linked Notes — — 20,545,105 20,545,105
Municipal Bonds — 358,219 — 358,219
Preferred Stock 6,743,752 3,925,548 — 10,669,300
U.S. Government Agency Obligations — 1,033,276 — 1,033,276
U.S. Treasury Obligations — 85,614,125 — 85,614,125
Short-Term Investments 46,863,398 50,407,710 — 97,271,108
Total Investments, at fair value $ 682,954,633 $ 385,771,509 $ 20,545,105 $ 1,089,271,247
Other Financial Instruments+
Forward Foreign Currency Contracts — 123,384 — 123,384
Total Assets $ 682,954,633 $ 385,894,893 $ 20,545,105 $ 1,089,394,631
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (1,647) $ — $ (1,647)
Futures (12,967) — — (12,967)
Total Liabilities $ (12,967) $ (1,647) $ — $ (14,614)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following forward foreign currency contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 9,157,772 GBP 7,214,502 State Street Bank and Trust Co. 04/05/24 $ 51,851
USD 5,932,531 EUR 5,457,419 State Street Bank and Trust Co. 04/05/24 44,070
USD 4,742,197 CAD 6,408,272 State Street Bank and Trust Co. 04/05/24 11,066
USD 574,435 EUR 524,512 State Street Bank and Trust Co. 04/05/24 8,496
USD 492,501 EUR 450,273 State Street Bank and Trust Co. 04/05/24 6,664
USD 115,222 EUR 106,086 State Street Bank and Trust Co. 04/05/24 758
CAD 144,239 USD 106,189 State Street Bank and Trust Co. 04/05/24 301
USD 86,038 CAD 116,426 State Street Bank and Trust Co. 04/05/24 82
GBP 100,598 USD 126,928 State Street Bank and Trust Co. 04/05/24 44
GBP 108,089 USD 136,397 State Street Bank and Trust Co. 04/05/24 30

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 93,284 CAD 126,322 State Street Bank and Trust Co. 04/05/24 $ 22
USD 113,801 EUR 105,498 State Street Bank and Trust Co. 04/05/24 (30)
USD 70,045 CAD 94,948 State Street Bank and Trust Co. 04/05/24 (53)
CAD 92,218 USD 68,159 State Street Bank and Trust Co. 04/05/24 (76)
USD 77,278 CAD 104,869 State Street Bank and Trust Co. 04/05/24 (146)
EUR 91,725 USD 99,626 State Street Bank and Trust Co. 04/05/24 (656)
EUR 110,718 USD 120,150 State Street Bank and Trust Co. 04/05/24 (686)
$ 121,737
At March 31, 2024, the following futures contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Short Contracts:
U.S. Treasury Ultra 10-Year Note (28) 06/18/24 $ (3,209,063) $ (12,967)
$ (3,209,063) $ (12,967)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
Currency Abbreviations:
GBP
—
British Pound
USD
—
United States Dollar
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the
year ended March 31, 2024:
Equity-Linked
Notes
*
Beginning balance at December 31, 2023 $ 18,949,634
Purchases —
Sales —
Accrued discounts/(premiums) (7,064)
Total realized gain (loss) —
Net change in unrealized appreciation (depreciation)
**
1,602,535
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at March 31, 2024
$ 20,545,105
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2024
**
$ 1,602,535
* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level
3 securities still held at March 31, 2024 may be due to securities no longer held or categorized as Level 3 at period end.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 168,776,496
Gross Unrealized Depreciation (25,203,397)
Net Unrealized Appreciation $ 143,573,099